Loans To Customers - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Proportion of loans and advances issued by the group	97.00%	100.00%	100.00%